Contract Assets, Net and Liabilities - Schedule of Movement of Contract Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of Contract Assets [Abstract]
Balance at beginning of the year	$ 1,060,590	$ 987,084
Additions	53,151,084	87,166,469
Reclassified to receivables due to billings	(53,744,757)	(87,092,963)
Total	$ 466,917	$ 1,060,590